Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Raw materials	$ 2,568,648	$ 3,210,409
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	2,754,911	3,316,039
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (186,263)	$ (105,630)